CONDENSED BALANCE SHEETS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets:
Cash and cash equivalents	$ 228,276	$ 336,528	$ 817,921	$ 354,760
Prepayments and other current assets	32,704	39,824
Total current assets	748,412	793,210
Non-current assets:
Property and equipment, net	622,145	319,897
Long-term investments	470,964	231,880
Total non-current assets	1,251,843	821,603
Total assets	2,000,255	1,614,813
Current liabilities:
Convertible notes- current	5,700	0
Accrued expenses and other liabilities	158,799	318,539
Total current liabilities	581,812	695,690
Non-current liabilities:
Convertible senior notes	291,365	295,268
Total non-current liabilities	678,168	431,298
Total liabilities	1,259,980	1,126,988
Commitments and contingencies
Shareholders equity:
Additional paid-in capital	500,666	488,943
Accumulated other comprehensive income (loss)	137,630	(81,349)
Retained earnings	225,574	203,870
Treasury stock	(136,615)	(136,615)
Total shareholders' equity	739,583	487,130
Total liabilities and shareholders’ equity	2,000,255	1,614,813
Common Class A [Member]
Shareholders equity:
Ordinary Shares, Value	9,204	9,157
Common Class B [Member]
Shareholders equity:
Ordinary Shares, Value	3,124	3,124
Parent Company [Member]
Current assets:
Cash and cash equivalents	11,801	34,072	$ 427,156	$ 20,374
Prepayments and other current assets	1,485	491
Amounts due from subsidiaries		0
Total current assets	22,121	34,563
Non-current assets:
Property and equipment, net	0	12
Long-term investments	52,283	54,408
Investment in subsidiaries, PRC Domestic Entities and PRC Domestic Entities subsidiaries	992,902	753,117
Total non-current assets	1,045,185	807,537
Total assets	1,067,306	842,100
Current liabilities:
Accrued expenses and other liabilities	3,850	11,401
Amounts due to subsidiaries and PRC Domestic Entities	0
Total current liabilities	9,550	59,702
Non-current liabilities:
Convertible senior notes		295,268
Long-term loans	26,808	0
Total non-current liabilities	318,173	295,268
Total liabilities	327,723	354,970
Commitments and contingencies	0	0
Shareholders equity:
Additional paid-in capital	500,666	488,943
Accumulated other comprehensive income (loss)	137,630	(81,349)
Retained earnings	225,574	203,870
Treasury stock	(136,615)
Total shareholders' equity	739,583	487,130
Total liabilities and shareholders’ equity	1,067,306	842,100
Parent Company [Member] | Common Class A [Member]
Shareholders equity:
Ordinary Shares, Value	9,204	9,157
Parent Company [Member] | Common Class B [Member]
Shareholders equity:
Ordinary Shares, Value	$ 3,124	$ 3,124